Offerings	Oct. 13, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Flexible Adjustable Life Insurance Policy
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 445,247,207.50
Carry Forward Form Type	S-3
Carry Forward File Number	333-268618
Carry Forward Initial Effective Date	Jul. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 49,066.24
Offering Note	(1) The Amount Registered and the Proposed Maximum Offering Price Per Unit are not applicable because the securities are not issued in predetermined amounts or units. (2) Approximately $445,247,207.50 of unsold securities previously registered in the Registration Statement on Form S-3, File No. 333-268618 ("Prior Registration Statement"), are hereby carried forward to this Registration Statement on Form S-3. In accordance with Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the Effective Date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Flexible Adjustable Life Insurance Policy
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Flexible Adjustable Life Insurance Policy
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00